SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fulfilment costs (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other non-current assets
Capitalized fulfilment cost	¥ 128,983	¥ 0